RECEIVABLES, NET - NON CURRENT AND CURRENT (Current receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Receivables, net [Abstract]
Value added tax	$ 162,121	$ 156,627
Tax credits	99,315	72,957
Employee advances and loans	3,667	4,701
Advances to suppliers	10,134	15,563
Advances to suppliers with related parties (Note 26)	16,126	2,854
Expenses paid in advance	9,781	15,862
Government tax refunds on exports	14,805	17,311
Receivables with related parties (Note 26)	3,696	9,536
Others	15,068	14,339
Receivables, net – Current	$ 334,713	$ 309,750